Note 3 - Investment Securities Available For Sale (Details) - Sales of Available for Sale Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales of Available for Sale Securities [Abstract]
Proceeds from sales	$ 25,088	$ 32,985	$ 24,127
Gross realized gains	186	704	830
Gross realized losses	(175)	(94)	(809)
Impairment losses			$ (194)